EQ Advisors Trust

Prospectus dated June 8, 2009

This prospectus describes five (5) Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of the Portfolios. This prospectus contains information you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

AXA Strategic Allocation Series Portfolios

AXA Conservative Strategy Portfolio

AXA Conservative Growth Strategy Portfolio

AXA Balanced Strategy Portfolio

AXA Moderate Growth Strategy Portfolio

AXA Growth Strategy Portfolio

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Strategic Alloc

IB Share

(54988)

EQ Advisors Trust

Introduction

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of the five (5) Strategic Allocation Series Portfolios of the Trust (the “AXA Strategic Allocation Series Portfolios” or “Portfolios”). The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this introduction. Except as otherwise noted, the investment objective and investment policies of each Portfolio may be changed without shareholder vote.

The Trust’s shares are currently sold only to (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and (ii) The Investment Plan for Employees, Managers and Agents sponsored by AXA Equitable (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. This Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract, the AXA Equitable Plan or your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The Manager, provides day-to-day management of the Portfolios. Information regarding AXA Equitable is included under “Management Team” in this Prospectus.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosures carefully before investing.

EQ Advisors Trust	Introduction	1

EQ Advisors Trust	Table of contents	1

The AXA Strategic Allocation Series Portfolios at a Glance

The AXA Strategic Allocation Series Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Strategic Allocation Series Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five AXA Strategic Allocation Series Portfolios — AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Growth Strategy Portfolio. Each AXA Strategic Allocation Series Portfolio pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. The chart below illustrates each AXA Strategic Allocation Series Portfolio according to its emphasis on income and anticipated growth of capital:

AXA Strategic Allocation Series Portfolios	Income	Growth of Capital
AXA Conservative Strategy Portfolio	High	Low
AXA Conservative Growth Strategy Portfolio	Medium to High	Low to Medium
AXA Balanced Strategy Portfolio	Medium	Medium to High
AXA Moderate Growth Strategy Portfolio	Low	Medium to High
AXA Growth Strategy Portfolio	Low	High

AXA Equitable, under the oversight of the Trust’s Board of Trustees (the “Board”), has established an asset allocation target for each AXA Strategic Allocation Series Portfolio. This target is the approximate percentage of each Portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios in which the Portfolios invest. These asset allocation targets may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and identifies the specific Underlying Portfolios in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios and or replace existing Underlying Portfolios. AXA Equitable may sell a Portfolio’s holdings in an Underlying Portfolio in order to invest in another Underlying Portfolio believed to offer superior investment opportunities. AXA Equitable does not intend to engage in active and frequent trading on behalf of the AXA Strategic Allocation Series Portfolios. The following chart describes the current asset allocation targets among the asset classes for each AXA Strategic Allocation Series Portfolio.

Asset Class	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy
Percentage of Equities	20%	40%	50%	60%	70%
Percentage of Fixed Income*	80%	60%	50%	40%	30%
*	The target investment percentages for the fixed income class may include securities of both U.S. and foreign issuers.

Actual allocations can deviate from the amounts shown above by up to 15% for each asset class. Each AXA Strategic Allocation Series Portfolio also may deviate temporarily from its asset allocation targets for defensive purposes. In addition, each AXA Strategic Allocation Series Portfolio may deviate from its asset allocation targets as a result of appreciation or depreciation of the holdings of the Underlying Portfolios in which it invests. The AXA Strategic Allocation Series Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance each AXA Strategic Allocation Series Portfolio’s holdings periodically to bring the Portfolio’s asset allocation back into alignment with its asset allocation target. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio that holds securities of a particular asset class whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios that hold securities of a particular asset class whose minimum percentage has not been achieved.

In an attempt to reduce volatility and produce more favorable risk-adjusted returns over time, an AXA Strategic Allocation Series Portfolio also may invest in Underlying Portfolios as deemed appropriate by the Manager that combine a passive investment index style focused on equity securities of U.S. companies within certain market capitalization ranges or of equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to companies in the particular index based on the level of volatility in the market. This strategy may not fully protect a Portfolio against declines in the value of its portfolio, and the Portfolio could experience a loss or could underperform its benchmark during certain periods as a result of its investment in these Underlying Portfolios.

EQ Advisors Trust	The AXA Strategic Allocation Series Portfolios at a Glance	1

The AXA Strategic Allocation Series Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary or defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. During such times, the Manager may reduce the equity allocation of an AXA Strategic Allocation Series Portfolio to zero. Should an AXA Strategic Allocation Series Portfolio take this action, it may not achieve its investment objective. The AXA Strategic Allocation Series Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

In order to give you a better understanding of the types of Underlying Portfolios in which the AXA Strategic Allocation Series Portfolios currently may invest, the table below lists the Underlying Portfolios based on each Underlying Portfolio’s primary securities holdings. Each of the Underlying Portfolios is advised by AXA Equitable and may be sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, AXA Equitable’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with an AXA Strategic Allocation Series Portfolio, you will also indirectly bear the fees of the Underlying Portfolios which, with respect to the Underlying Portfolios, include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The AXA Strategic Allocation Series Portfolios will purchase Class IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

Equities	Fixed Income

EQ/Large Cap Value PLUS Portfolio	EQ/Intermediate Government Bond Index Portfolio
EQ/Large Cap Value Index Portfolio	EQ/Quality Bond PLUS Portfolio
EQ/Common Stock Index Portfolio	EQ/Core Bond Index Portfolio
EQ/Equity 500 Index Portfolio	EQ/Bond Index Portfolio
EQ/Large Cap Core PLUS Portfolio
EQ/Large Cap Growth Index Portfolio
EQ/Large Cap Growth PLUS Portfolio
EQ/Small Company Index
EQ/Mid Cap Index Portfolio
EQ/Mid Cap Value PLUS Portfolio
EQ/International ETF Portfolio
EQ/International Core PLUS Portfolio
AXA Tactical Manager 500 Portfolio – I
AXA Tactical Manager 400 Portfolio – I
AXA Tactical Manager 2000 Portfolio – I
AXA Tactical Manager International Portfolio – I

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in any of the AXA Strategic Allocation Series Portfolios bears both the expenses of the particular AXA Strategic Allocation Series Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Strategic Allocation Series Portfolio instead of in the AXA Strategic Allocation Series Portfolio itself. However, not all of the Underlying Portfolios of a Portfolio may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation services provided by AXA Equitable.

2	The AXA Strategic Allocation Series Portfolios at a Glance	EQ Advisors Trust

AXA Strategic Allocation Series Portfolios

AXA Conservative Strategy Portfolio

INVESTMENT GOAL

Seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in Underlying Portfolios.

The target investment percentages for the fixed income asset class may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, exchange traded funds (“ETFs”) risk, focused portfolio risk, index fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index fund risk, interest rate risk, investment grade securities risk, liquidity risk, mortgage-backed and asset-backed securities risk, and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, custody risk, depositary receipts risk, emerging markets risk, European economic risk, foreign investing risk, legal enforcement of shareholder rights risk, and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios because, among other things, the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios, because the Manager is responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios and because the AXA Strategic Allocation Series Portfolios and certain Underlying Portfolios may be subject to expense limitation arrangements that could impact the Manager’s revenues or profits with respect to the AXA Strategic Series Portfolios or the Underlying Portfolios in which they invest.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

EQ Advisors Trust	The AXA Strategic Allocation Series Portfolios at a Glance	3

AXA Strategic Allocation Series Portfolios (continued)

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on April 30, 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

4	The AXA Strategic Allocation Series Portfolios at a Glance	EQ Advisors Trust

AXA Conservative Growth Strategy Portfolio

INVESTMENT GOAL

Seeks current income and growth of capital, with a greater emphasis on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments through investments in Underlying Portfolios.

The target investment percentages for fixed income asset classes may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, exchange traded funds (“ETFs”) risk, focused portfolio risk, index fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index fund risk, interest rate risk, investment grade securities risk, liquidity risk, mortgage-backed and asset-backed securities risk, and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, custody risk, depositary receipts risk, emerging markets risk, European economic risk, foreign investing risk, legal enforcement of shareholder rights risk, and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios because, among other things, the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios, because the Manager is responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios and because the AXA Strategic Allocation Series Portfolios and certain Underlying Portfolios may be subject to expense limitation arrangements that could impact the Manager’s revenues or profits with respect to the AXA Strategic Series Portfolios or the Underlying Portfolios in which they invest.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and its selection of the Underlying Portfolios fail to produce the desired results.

EQ Advisors Trust	The AXA Strategic Allocation Series Portfolios at a Glance	5

AXA Strategic Allocation Series Portfolios (continued)

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on April 30, 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

6	The AXA Strategic Allocation Series Portfolios at a Glance	EQ Advisors Trust

AXA Balanced Strategy Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios.

The target investment percentages fixed income asset class may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, exchange traded funds (“ETFs”) risk, focused portfolio risk, index fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index fund risk, interest rate risk, investment grade securities risk, liquidity risk, mortgage-backed and asset-backed securities risk, zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, custody risk, depositary receipts risk, European economic risk, emerging markets risk, foreign investing risk, legal enforcement of shareholder rights risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios because, among other things, the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios, because the Manager is responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios and because the AXA Strategic Allocation Series Portfolios and certain Underlying Portfolios may be subject to expense limitation arrangements that could impact the Manager’s revenues or profits with respect to the AXA Strategic Series Portfolios or the Underlying Portfolios in which they invest.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

EQ Advisors Trust	The AXA Strategic Allocation Series Portfolios at a Glance	7

AXA Strategic Allocation Series Portfolios (continued)

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on April 30, 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

8	The AXA Strategic Allocation Series Portfolios at a Glance	EQ Advisors Trust

AXA Moderate Growth Strategy Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 60% of its assets in equity investments and approximately 40% of its assets in fixed income investments through investments in Underlying Portfolios.

The target investment percentages for fixed income asset classes may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, exchange traded funds (“ETFs”) risk, focused portfolio risk, index fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index fund risk, interest rate risk, investment grade securities risk, liquidity risk, mortgage-backed and asset-backed securities risk, and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, custody risk, depositary receipts risk, emerging markets risk, European economic risk, foreign investing risk, legal enforcement of shareholder rights risk, and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios because, among other things, the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios, because the Manager is responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios and because the AXA Strategic Allocation Series Portfolios and certain Underlying Portfolios may be subject to expense limitation arrangements that could impact the Manager’s revenues or profits with respect to the AXA Strategic Series Portfolios or the Underlying Portfolios in which they invest.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

EQ Advisors Trust	The AXA Strategic Allocation Series Portfolios at a Glance	9

AXA Strategic Allocation Series Portfolios (continued)

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on April 30, 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

10	The AXA Strategic Allocation Series Portfolios at a Glance	EQ Advisors Trust

AXA Growth Strategy Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments through investments in Underlying Portfolios.

The target investment percentages for fixed income asset classes may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolio are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent the AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, exchange traded funds (“ETFs”) risk, focused portfolio risk, index fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk, and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index fund risk, interest rate risk, investment grade securities risk, liquidity risk, mortgage-backed and asset-backed securities risk, and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, custody risk, depositary receipts risk, emerging markets risk, European economic risk, foreign investing risk, legal enforcement of shareholder rights risk, and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios because, among other things, the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios, because the Manager is responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios and because the AXA Strategic Allocation Series Portfolios and certain Underlying Portfolios may be subject to expense limitation arrangements that could impact the Manager’s revenues or profits with respect to the AXA Strategic Series Portfolios or the Underlying Portfolios in which they invest.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on April 30, 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

EQ Advisors Trust	The AXA Strategic Allocation Series Portfolios at a Glance	11

Fees and Expenses of the AXA Strategic Allocation Series Portfolios

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Strategic Allocation Series Portfolios. There are no fees or charges to buy or sell shares of the AXA Strategic Allocation Series Portfolios, reinvest dividends or exchange into other portfolios. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual AXA Strategic Allocation Series Portfolios Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
AXA Conservative Strategy Portfolio
Class IB
Management fee	0.10%
Distribution and/or service (12b-1) fees*	0.25%
Other expenses+	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)**, +	0.56%
Total operating expenses	1.16%
Less waivers/expense reimbursements***	-0.21%
Net operating expenses and Acquired Fund Fees and Expenses	0.95%
AXA Conservative Growth Strategy Portfolio
Class IB
Management fee	0.10%
Distribution and/or service (12b-1) fees*	0.25%
Other expenses+	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)**, +	0.60%
Total operating expenses	1.20%
Less waivers/expense reimbursements***	-0.20%
Net operating expenses and Acquired Fund Fees and Expenses	1.00%
AXA Balanced Strategy Portfolio
Class IB
Management fee	0.10%
Distribution and/or service (12b-1) fees*	0.25%
Other expenses+	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)**, +	0.62%
Total operating expenses	1.22%
Less waivers/expense reimbursements***	-0.17%
Net operating expenses and Acquired Fund Fees and Expenses	1.05%
AXA Moderate Growth Strategy Portfolio
Class IB
Management fee	0.10%
Distribution and/or service (12b-1) fees*	0.25%
Other expenses+	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)**, +	0.63%
Total operating expenses	1.23%
Less waivers/expense reimbursements***	-0.13%
Net operating expenses and Acquired Fund Fees and Expenses	1.10%
AXA Growth Strategy Portfolio
Class IB
Management fee	0.10%
Distribution and/or service (12b-1) fees*	0.25%
Other expenses+	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)**, +	0.65%
Total operating expenses	1.25%
Less waivers/expense reimbursements***	-0.15%
Net operating expenses and Acquired Fund Fees and Expenses	1.10%
*	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

12	Fees and Expenses of the AXA Strategic Allocation Series Portfolios	EQ Advisors Trust

**	The Portfolio invests in shares of Underlying Portfolios. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the Portfolio will be reduced by each Underlying Portfolio’s expenses.
***	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative, and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses, including Acquired Fund Fees and Expenses, of each Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, and extraordinary expenses) do not exceed 0.95% for Class IB shares of AXA Conservative Strategy Portfolio, 1.00% for Class IB shares of the AXA Conservative Growth Strategy Portfolio, 1.05% for Class IB shares of the AXA Balanced Strategy Portfolio, 1.10% for Class IB shares of the AXA Moderate Growth Strategy Portfolio and 1.10% for Class IB shares of AXA Growth Strategy Portfolio, respectively. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements does not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement.”
+	Because the Portfolio has no operating history prior to the date of this prospectus, “Other Expenses” and “Acquired Fund Fees and Expenses (Underlying Portfolios)” are based on estimated amounts for the current fiscal period.

Example

This Example is intended to help you compare the direct and indirect costs of investing in each AXA Strategic Allocation Series Portfolio with the cost of investing in other investment options.

The example assumes that:

•	You invest $10,000 in an AXA Strategic Allocation Series Portfolio for the time periods indicated;

•	Your investment has a 5% return each year and

•	The AXA Strategic Allocation Series Portfolio’s operating expenses (and the expenses of the Underlying Portfolios incurred indirectly) remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the AXA Strategic Allocation Series Portfolios. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios incurred indirectly by an AXA Strategic Allocation Series Portfolio will vary depending on, among other things, the AXA Strategic Allocation Series Portfolio’s allocation of assets among the Underlying Portfolios. Based on these assumptions your costs would be:

	AXA Conservative Strategy Portfolio	AXA Conservative Growth Strategy Portfolio
	Class IB	Class IB
1 year	$97	$102
3 years	$348	$361

	AXA Balanced Strategy Portfolio	AXA Moderate Growth Strategy Portfolio
	Class IB	Class IB
1 year	$107	$112
3 years	$370	$377

	AXA Growth Strategy Portfolio
	Class IB
1 year	$112
3 years	$374

EQ Advisors Trust	Fees and Expenses of the AXA Strategic Allocation Series Portfolios	13

More About Investment Strategies & Risks

Each AXA Strategic Allocation Series Portfolio follows a distinct set of investment strategies. To the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the Portfolio will be subject to the risks of investing in equity securities. To the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

To the extent a Portfolio invests in an Underlying Portfolio that invests primarily in foreign securities, the performance of the Portfolio will be subject to the risks of investing in foreign securities.

The AXA Strategic Allocation Series Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an AXA Strategic Allocation Series Portfolio take this action, it may not achieve its investment objective. The AXA Strategic Allocation Series Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolios’ prospectuses.

General Risks of Underlying Portfolios

Each of the Underlying Portfolios may be subject to certain general investment risks, as discussed below:

Adviser Selection Risk. The risk that the process for selecting or replacing a sub-adviser (“Adviser”) for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk. There is the risk that the returns from the types of securities in which an Underlying Portfolio invests will underperform the general securities market or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities market.

Investment Company Securities Risk. A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies, including ETFs. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk. When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk. Some of the Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Underlying Portfolio and each is responsible for investing a specific allocated portion of the Underlying Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Underlying Portfolio independently from the other Adviser(s), the same security may be held in different portions of an Underlying Portfolio, or may be acquired for one portion of an Underlying Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Underlying Portfolio. In addition, while the Manager seeks to allocate an Underlying Portfolio’s assets among the portfolio’s Advisers in a manner that it believes is consistent with achieving the portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among Advisers to which the Manager pays different fees or to which the manager is affiliated, which could impact the Manager’s revenues and profits.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Portfolio Management Risk. The risk that the strategies used by the Underlying Portfolios’ Advisers and their securities selections fail to produce the intended results.

14	More About Investment Strategies & Risks	EQ Advisors Trust

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Risk. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk. For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the loaned security. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Securities Selection Risk. The Manager or the Adviser(s) for each Underlying Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the portfolio’s objective within its overall strategy. The securities selected for the portfolio or portion thereof may not perform as well as other securities that were not selected for the portfolio or portion thereof. As a result the portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

Risks of Equity Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. As a general matter, the AXA Growth Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Balanced Strategy Portfolio will be subject to the risks of investing in equity securities to a greater extent than the AXA Conservative Strategy Portfolio and AXA Conservative Growth Strategy Portfolio. The risks of investing in equity securities include:

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk. To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk. Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

ETFs Risk. When an Underlying Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Underlying Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Underlying Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or

EQ Advisors Trust	More About Investment Strategies & Risks	15

policies without the approval of the Underlying Portfolio. If that were to occur, the Underlying Portfolio might be forced to withdraw its investment from the ETF at a time that is unfavorable to the Underlying Portfolio. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted. ETFs are also subject to certain general risks, which are described in more detail in their prospectus.

•

Concentration Risk: To the extent an ETF’s index is concentrated in the securities of companies in a particular market, industry or group of industries, the ETF may be adversely affected by the performance of those securities.

•

Inactive Market Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of ETFs will develop or be maintained. The lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged.

•

Net Asset Value Risk. The market price of an ETF may be different from its net asset value (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of an Underlying Portfolio could be adversely impacted.

•

Passive Investment Risk. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

•

Secondary Market Trading Risk. Shares of ETFs may trade in the secondary market on days when ETFs do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Underlying Portfolios accept purchase and redemption orders.

•

Tracking Error Risk. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index.

•	Trading Risk. Disruptions to creations and redemptions may result in trading prices that differ significantly from their NAV.

•

ETF Management Risk. No ETF fully replicates its index, and an ETF may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each ETF may not produce the intended result.

•

Valuation Risk. Because foreign exchanges may be open on days when an ETF does not price its shares, the value of the securities in the ETF’s portfolio may change on days when an Underlying Portfolio will not be able to purchase or sell shares of the ETF.

Focused Portfolio Risk. Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

Index-Fund Risk. An index fund or index allocated portion of a fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds or index allocated portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although an index fund or index allocated portion attempts to closely track its benchmark index, it may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index fund or index allocated portion will match that of the benchmark index. Also, an index fund’s or index allocated portion’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the fund or index allocated portion.

Initial Public Offering (“IPO”) Risk. A portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO; therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk. The adviser to an Underlying Portfolio may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of

16	More About Investment Strategies & Risks	EQ Advisors Trust

favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth Investing Risk. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisers, regardless of movements in the securities market.

Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio. Underlying Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others, as noted in the description of each Underlying Portfolio in its prospectus.

Non-Diversification Risk: Certain of the Underlying Portfolios are classified as “Non-diversified” investment companies which means that the proportion of such Underlying Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. In addition, an Underlying Portfolio may be considered to be non- diversified if it focuses its investments in futures and options because national securities exchanges such as the Options Clearing Corporation may be considered to be the issuer of the futures and options. The use of such a focused investment strategy may increase the volatility of an Underlying Portfolio’s investment performance, as the Underlying Portfolio may be more susceptible to the risks associated with a single economic, political or regulatory event than a diversified Portfolio. If the securities in which an Underlying Portfolio invests perform poorly, the Portfolio could incur greater losses than if the Portfolio’s investments were diversified among a larger number of issuers.

Real Estate Investing Risk. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Short Sales Risk: Certain of the Underlying Portfolios may sell a security short by borrowing it from a third party and selling it at the then-current market price. Such Underlying Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that an Underlying Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Underlying Portfolio previously sold the security short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, an Underlying Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small- and Mid-Capitalization Risk. There may be an increased risk for portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than

EQ Advisors Trust	More About Investment Strategies & Risks	17

securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

As a general matter, the AXA Conservative Strategy Portfolio and AXA Conservative Growth Strategy Portfolio, will be subject to the risks of investing in fixed income securities to a greater extent than the AXA Growth Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Balanced Strategy Portfolio. The risks of investing in fixed income securities include:

Credit/Default Risk. The risk that an issuer or guarantor of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. An Underlying Portfolio may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the portfolio. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness.

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk. To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Index-Fund Risk. An index fund or index allocated portion of a fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds or index allocated portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although an index fund or index allocated portion attempts to closely track its benchmark index, it may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index fund or index allocated portion will match

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that of the benchmark index. Also, an index fund’s or index allocated portion’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the fund or index allocated portion.

Interest Rate Risk. The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The share price and total return of an Underlying Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on funds holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by Standard & Poor’s Ratings Group (“S&P”) and Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio. Underlying Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others, as noted in the description of each Underlying Portfolio in its prospectus.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Underlying Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Underlying Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of default is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that an Underlying Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and an Underlying Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk. A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each AXA Strategic Allocation Series Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in an AXA Strategic Allocation Series Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

EQ Advisors Trust	More About Investment Strategies & Risks	19

The following is a more detailed description of the primary risks of investing in foreign securities.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Custody Risk. The risk involved in the process of clearing and settling trades and holding securities with local agents and depositaries. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

Depositary Receipts Risk. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio ETF may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

European Economic Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.

Foreign Investing Risk. The value of a portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for an Underlying Portfolio to carry out transactions. If an Underlying Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If an Underlying Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Underlying Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Legal Enforcement of Shareholder Rights Risk. In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities may differ from those that may apply in the U.S. An Underlying Portfolio may have more difficulty asserting its rights as a shareholder of a non-U.S. company than it would as a shareholder of a comparable U.S. company.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio. Underlying Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others, as noted in the description of each Underlying Portfolio in its prospectus.

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Information Regarding the Underlying Portfolios

The following is additional information regarding the Underlying Portfolios. If you would like more information about the Underlying Portfolios, their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios. The Manager’s selection of Underlying Portfolios may have a positive or negative impact on its revenues and/or profits.

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME
EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities. The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

•   Credit Risk

•   Derivatives Risk

•   ETFs Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Zero Coupon Risk

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   ETFs Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Index-Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

•   Zero coupon and Pay-in-Kind Securities Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios	21

Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.	Under normal market conditions the Portfolio invests, at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities.

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

EQ/Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Aggregate Bond Index.	The Portfolio seeks to achieve its investment objective of achieving (before fees and expenses) the total return performance of the Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Aggregate Bond Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market including government and credit securities, agency mortgage pass-through securities, credit securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

EQUITIES
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.	• Convertible Securities Risk • Equity Risk • ETFs Risk • Focused Portfolio Risk • Index Fund Risk • Large-Cap Company Risk • Multiple Adviser Risk • Portfolio Turnover Risk • Value Investing Risk

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Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value® Index in the exact weight each represents in the index, although in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Futures and Options Risk • Index Fund Risk • Large Cap Company Risk • Value Investing Risk
EQ/Common Stock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.	• Derivatives Risk • Equity Risk • ETFs Risk • Index-Fund Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return, before expenses, that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Market Risk

•   Equity Risk

•   ETFs Risk

•   Focused Portfolio Risk

•   Foreign Securities

•   Futures and Options Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios	23

Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index Fund Risk • Large Cap Company Risk • Securities Lending Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of particular index or indices and one portion invests in ETFs.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETFs Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P Mid Cap 400 Index. The Portfolio typically holds all 400 securities in the index in the exact weight each represents in the index, although, in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Futures and Options Risk • Equity Risk • Index Fund Risk • Mid Cap Company Risk

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Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   ETFs Risk

•   Foreign Securities and Emerging Markets Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Mid-Cap Company Risk

•   Multiple Adviser Risk

•   Real Estate Investing Risk

•   Value Investing Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in ETFs that, in turn, invest substantially all of their assets in equity securities of foreign companies of any size located in developed and emerging markets throughout the world.

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Derivatives Risk

•   Equity Risk

•   ETFs Risk

•   European Economic Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Inactive Market Risk

•   Investment Company Risk

•   Investment Style Risk

•   Large-Cap Company Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Leveraging Risk

•   Liquidity Risk

•   Net Asset Value Risk

•   Passive Investment Risk

•   Secondary Market Trading Risk

•   Small- and Mid-Cap Company Risk

•   Tracking Error Risk

•   Trading Risk

•   ETF Management Risk

•   Valuation Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios	25

Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETFs Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Small- and Mid-Cap Company Risk

AXA Tactical Manager 500 Portfolio – I	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•   Adviser Selection Risk

•   Asset Class Risk

•   Derivatives Risk

•   Futures and Options Risk

•   Equity Risk

•   ETFs Risk

•   Indexing Risk

•   Large-Cap Company Risk

•   Leveraging Risk

•   Market Risk

•   Non-Diversification Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Security Risk

•   Security Selection Risk

•   Short Sales Risk

AXA Tactical Manager 400 Portfolio – I	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of mid-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•   Adviser Selection Risk

•   Asset Class Risk

•   Derivatives Risk

•   Futures and Options Risk

•   Equity Risk

•   ETFs Risk

•   Indexing Risk

•   Leveraging Risk

•   Market Risk

•   Mid-Cap Company Risk

•   Non-Diversification Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Security Risk

•   Security Selection Risk

•   Short Sales Risk

26	Information Regarding the Underlying Portfolios	EQ Advisors Trust

Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 2000 Portfolio – I	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•   Adviser Selection Risk

•   Asset Class Risk

•   Derivatives Risk

•   Futures and Options Risk

•   Equity Risk

•   ETFs Risk

•   Indexing Risk

•   Leveraging Risk

•   Market Risk

•   Non-Diversification Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Security Risk

•   Security Selection Risk

•   Short Sales Risk

•   Small-Cap Company Risk

AXA Tactical Manager International Portfolio – I	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•   Adviser Selection Risk

•   Asset Class Risk

•   Derivatives Risk

•   Futures and Options Risk

•   Equity Risk

•   ETFs Risk

•   Foreign Securities Risk

•   Indexing Risk

•   Large Cap Company Risk

•   Leveraging Risk

•   Market Risk

•   Non-Diversification Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Security Risk

•   Security Selection Risk

•   Short Sales Risk

EQ Advisors Trust	More About Investment Strategies & Risks and the Underlying Portfolios and Underlying ETFs	27

Management Team

The Manager

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each AXA Strategic Allocation Series Portfolio. AXA Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the AXA Strategic Allocation Series Portfolios. In addition to its managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for each AXA Strategic Allocation Series Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Strategic Allocation Series Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and identify the specific Underlying Portfolio to be held by an AXA Strategic Allocation Series Portfolio, including the portion of each Portfolio’s assets to invest in the volatility management strategy. Percentage targets are established and Underlying Portfolios are identified using AXA Equitable’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, Underlying Portfolios, as well as AXA Equitable’s outlook for the economy and financial markets. AXA Equitable also will rebalance each AXA Strategic Allocation Series Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its asset allocation range.

A committee of AXA FMG investment personnel manages each AXA Strategic Allocation Series Portfolio.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Equitable. Mr. Kozlowski has primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds. Mr. Kozlowski has had day-to-day portfolio management responsibilities for AXA Equitable’s funds of funds since 2003.
Xavier Poutas, CFA	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003 he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolios.

Mr. Kozlowski serves as the lead manager of the committee with primary responsibility for day-to-day management of the AXA Strategic Allocation Series Portfolios. Mr. Poutas assists the lead portfolio manager with day-to-day management of the Portfolios, but does not have primary responsibility for managing the Portfolios. Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the AXA Strategic Allocation Series Portfolios is available in the Statement of Additional Information for the AXA Strategic Allocation Series Portfolios, as supplemented.

A discussion of the basis of the decision by the Board to approve the investment management agreement with respect to AXA Equitable will be available in the Trust’s Semi-Annual Report to shareholders for the period ended June 30, 2009.

Management Fees

Each AXA Strategic Allocation Series Portfolio pays a fee to AXA Equitable for management services at an annual rate of 0.10% of the average net assets of the Portfolio. AXA Equitable also provides administrative services to the Trust including, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of $35,000 plus 0.15% of the AXA Strategic Allocation Series Portfolios’ total average net assets. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Strategic Allocation Series Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have an positive or negative effect on its revenues and/or profits.

28	Management Team	EQ Advisors Trust

Expense Limitation Agreement

In the interest of limiting the expenses of each AXA Strategic Allocation Series Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolios so that the net annual operating expenses (including acquired fund fees and expenses) of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to 0.95% for Class IB shares of AXA Conservative Strategy Portfolio, 1.00% for Class IB shares of the AXA Conservative Growth Strategy Portfolio, 1.05% for Class IB shares of the AXA Balanced Strategy Portfolio, 1.10% for Class IB shares of the AXA Moderate Growth Strategy Portfolio; and 1.10% for Class IB shares of the AXA Growth Strategy Portfolio, respectively, until April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement).

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements does not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management Team	29

Portfolio Services

Buying and Selling Shares

Each AXA Strategic Allocation Series Portfolio offers Class IA and Class IB shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Strategic Allocation Series Portfolios are not designed for professional market-timers, see the section entitled “Purchase Restrictions on Market-Timers.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The AXA Strategic Allocation Series Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., EQ/International Core PLUS Portfolio) or the securities of small- and mid-capitalization companies (e.g., EQ/Mid Cap Value PLUS Portfolio, EQ/Small Company Index Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including any omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services,

30	Portfolio Services	EQ Advisors Trust

internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to Portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in their sole discretion and without further notice, change what they consider potentially disruptive transfer activity and their monitoring procedures and thresholds, as well as change their procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Portfolio described in this Prospectus.

Restriction	Situation
The Portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a Portfolio or its designated agent

•

A Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios that may invest heavily in foreign securities which sometimes trade on days when a Portfolio’s shares are not priced.

EQ Advisors Trust	Portfolio Services	31

Shares of the Underlying Portfolios held by the AXA Strategic Allocation Series Portfolios are valued at their net asset value. Generally other portfolio securities and other assets of the AXA Strategic Allocation Series Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

Dividends and Other Distributions

Each AXA Strategic Allocation Series Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

Tax Consequences

Each AXA Strategic Allocation Series Portfolio is treated as a separate corporation, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if any Portfolio does have any federal tax liability, that could hurt its investment performance. Also, to the extent any Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes, which could reduce the investment performance of the Portfolio.

32	Portfolio Services	EQ Advisors Trust

It is important for each AXA Strategic Allocation Series Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether those accounts, and therefore the Contracts indirectly funded by the Portfolio, meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as the Manager and the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Compensation to Securities Dealers

The AXA Strategic Allocation Series Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, affiliates of AXA Equitable. The Co-Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (formerly, the NASD). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the AXA Strategic Allocation Series Portfolios’ Class IB shares. Under the plan, Class IB shares are charged an annual fee to compensate the Co-Distributors for promoting, selling and servicing shares of the AXA Strategic Allocation Series Portfolios. The annual fee is equal to 0.25% of each Portfolio’s average daily net assets attributable to Class IB shares. Because these distribution fees are paid out of each AXA Strategic Allocation Series Portfolio’s assets on an ongoing basis, over time these fees for Class IB shares will increase the cost of your investment and may cost you more than paying other types of sales charge.

The Co-Distributors may receive payments from certain sub-advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the sub-advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Sub-advisers with increased access to persons involved in the distribution of the Contracts. The Co-Distributors also may receive other marketing support from the sub-advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Portfolio Services	33

If you would like more information about the AXA Strategic Allocation Series Portfolios, the following document is available free upon request.

Statement of Additional Information (SAI) — Provides more detailed information about the AXA Strategic Allocation Series Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the AXA Strategic Allocation Series Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the AXA Strategic Allocation Series Portfolios’ SAI.

To order a free copy of the AXA Strategic Allocation Series Portfolios’ SAI, or to request other information or make any inquiries about an AXA Strategic Allocation Series Portfolio, contact your financial professional, or the AXA Strategic Allocation Series Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 866-231-8585

EQ Advisors does not maintain a website where investors can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the AXA Strategic Allocation Series Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the IDEA database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

AXA Strategic Allocation Series Portfolios

AXA Conservative Strategy Portfolio

AXA Conservative Growth Strategy Portfolio

AXA Balanced Strategy Portfolio

AXA Moderate Growth Strategy Portfolio

AXA Growth Strategy Portfolio

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust